Offerings - Offering: 1	Oct. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	5.51
Maximum Aggregate Offering Price	$ 11,020,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,521.86
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the registrant's Class A common stock, par value $0.001 per share (the "Class A Common Stock") that become issuable under the Knightscope, Inc. 2022 Equity Incentive Plan (the "2022 Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Class A Common Stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the 2022 Plan. Consists of 2,000,000 shares of Class A Common Stock that may become issuable under the 2022 Plan pursuant to its terms. Estimated in accordance with Rules 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee and based upon the average of the high and low prices of the Class A Common Stock as reported on The Nasdaq Capital Market on October 22, 2025.